9. Selected Quarterly Condensed Consolidated Financial Data	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
9. Selected Quarterly Condensed Consolidated Financial Data
Summarized unaudited quarterly condensed consolidated financial data for the four quarters of 2014 and 2013 are as follows (in thousands):

	Quarter 4	Quarter 3	Quarter 2	Quarter 1	Quarter 4	Quarter 3	Quarter 2	Quarter 1
	2014	2014	2014	2014	2013	2013	2013	2013

Net interest income	$215	$180	$156	$132	$108	$118	$114	$99
SG&A expense	104	87	84	115	84	77	114	140
Net Income (Loss)	$111	$93	$72	$17	$24	$41	$–	$(41)